SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
SEGMENTAL INFORMATION [Abstract]
Number of reportable segments			1
Number of charterers			4
Benchmark percentage of revenue for major customer (in hundredths)			10.00%
Petrobras [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 23,810	$ 23,611	$ 47,249	$ 46,011
Revenue from major customer (in hundredths)	46.00%	47.00%	46.00%	46.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	12,018	11,364	24,035	23,145
Revenue from major customer (in hundredths)	24.00%	22.00%	24.00%	23.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	9,353	9,704	18,384	18,985
Revenue from major customer (in hundredths)	18.00%	19.00%	18.00%	19.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 6,302	$ 6,203	$ 12,603	$ 12,410
Revenue from major customer (in hundredths)	12.00%	12.00%	12.00%	12.00%